Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents

5.	Cash and cash equivalents

	2021	2020
Cash and bank deposits	116,123	428,812
Cash equivalents	370,135	234,018
Total	486,258	662,830

The breakdown of cash equivalents is as follows:

	2021	2020
Local currency
Private bonds	329,235	170,359
Automatic deposits	40,873	59,936
Total local currency	370,108	230,295

Foreign currency
Private bonds	27	3,723
Total foreign currency	27	3,723

Total	370,135	234,018